FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	$ 5,885	$ 3,512	$ 3,726
Due to related parties	157	187	199
Term facility	5,884	4,667	4,667
Equipment loans	411	398	1,191
Finance lease obligations	869	1,233	1,377
Total	1,819	$ 2,349	$ 2,812
Financial instruments [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	5,885
Due to related parties	157
Minimum rental and lease payments	246
Term facility	7,669
Equipment loans	978
Finance lease obligations	1,889
Total	16,824
Not later than one year [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	5,885
Due to related parties	157
Minimum rental and lease payments	162
Term facility	1,432
Equipment loans	550
Finance lease obligations	942
Total	9,128
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities
Due to related parties
Minimum rental and lease payments	74
Term facility	6,237
Equipment loans	428
Finance lease obligations	947
Total	7,686
Later than five years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities
Due to related parties
Minimum rental and lease payments	10
Term facility
Equipment loans
Finance lease obligations
Total	$ 10